Employee Benefits - Summary of Changes in the Balance of Plan Assets (Detail) - Plan assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 2,680	$ 3,304	$ 2,378
Actual return on trust assets	174	47	213
Foreign exchange loss (gain)	2	(1)	86
Life annuities	24	35	65
Benefits paid		(1)	(136)
(Derecognition) acquisitions		(704)	698
Ending balance	$ 2,880	$ 2,680	$ 3,304